PROPERTY, PLANT AND EQUIPMENT, NET - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 14.5	$ 20.0
Expense relating to short-term leases for which recognition exemption has been used	$ 1.9	$ 2.0	$ 0.8